Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of income taxes [Line Items]
Statutory income tax rate	30.20%	30.20%	30.20%
Deferred tax assets recognized by entities that have suffered a loss in either the preceding or current period	¥ 26,109	¥ 19,647
Aggregate amounts of temporary differences relating to investments in subsidiaries and interests in joint ventures for which deferred tax liabilities are not recognized	¥ 6,323,299	¥ 5,331,437
Japan [member]
Disclosure of income taxes [Line Items]
Statutory income tax rate	30.20%	30.20%	30.20%
Foreign [member] | Bottom of range [member]
Disclosure of income taxes [Line Items]
Statutory income tax rate	16.00%
Foreign [member] | Top of range [member]
Disclosure of income taxes [Line Items]
Statutory income tax rate	34.00%